SHORT-TERM DEBT RELATED TO ACQUISITION OF DM LAB (Details Narrative) - DM Lab Transaction [Member] - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 25, 2023	Feb. 29, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Debt, long-term and short-term, combined amount			$ 891,974		$ 891,974		$ 891,974
Converted amount	$ 252,601
Interest expense			$ 11,627	$ 3,341	$ 38,647	$ 18,926	$ 31,217	$ 0
Short term debt, extension amount		$ 668,674
Maturity date, description		January 2025
Subsequent Event [Member]
Short-Term Debt [Line Items]
Short term debt, extension amount		$ 668,674
Maturity date, description		January 2025
Minimum [Member]
Short-Term Debt [Line Items]
Stated interest rate			4.667%		4.667%		4.667%
Maximum [Member]
Short-Term Debt [Line Items]
Stated interest rate			6.69%		6.69%		6.69%